INCOME TAX - Income tax expense (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAX
Current income tax expense	¥ 2,492,711		¥ 307,850	¥ 973,035
Deferred income tax expense (benefit)	(868,750)	$ (133,142)	344,760	1,699,063
Actual income tax expense	¥ 1,623,961	$ 248,883	¥ 652,610	¥ 2,672,098